PROPERTY AND EQUIPMENT, NET - Additional Information (Details) - USD ($)	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
PROPERTY AND EQUIPMENT, NET
Depreciation and amortization	$ 38,404	$ 37,587